Note 43 (Tables)	12 Months Ended
Dec. 31, 2022
Income And Expenses From Insurance And Reinsurance Contracts [Abstract]
Insurance And Reinsurance Contracts In Income And Expense [Table Text Block]
The detail of the headings “Income and expense from insurance and reinsurance contracts” in the consolidated income statements is as follows:

Income and expense from insurance and reinsurance contracts (Millions of Euros)
	2022	2021	2020
Income from insurance and reinsurance contracts	3,103	2,593	2,497
Expense from insurance and reinsurance contracts	(1,892)	(1,685)	(1,520)
Total	1,212	908	977

Income by type of insurance product [Table Text Block]
The table below shows the contribution of each insurance product to the Group´s income for the years ended December 31, 2022, 2021 and 2020:

Income by type of insurance product (Millions of Euros)
	2022	2021	2020
Life insurance	665	622	497
Individual	585	583	439
Group insurance	79	39	59
Non-Life insurance	547	286	480
Home insurance	—	—	91
Other non-life insurance products	547	286	389
Total	1,212	908	977